Finance debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) agreement bond	Dec. 31, 2023 USD ($)
Disclosure of financial liabilities [line items]
Bonds issued	$ 21,336	$ 24,380
Bonds not swapped	$ 778
Number of new bonds issued | bond	0
Commercial paper program issuance	$ 4,115	1,895
United States Dollar (USD)
Disclosure of financial liabilities [line items]
Bonds issued	13,288	$ 15,705
Unsecured Bonds | United States Dollar (USD)
Disclosure of financial liabilities [line items]
Bonds issued	13,288
Unsecured Bonds | All Other Currencies
Disclosure of financial liabilities [line items]
Bonds swapped	7,270
Unsecured Bonds with Call Provisions
Disclosure of financial liabilities [line items]
Bonds issued	$ 21,248
Number of bond agreements | agreement	31